Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Expense
Schedule of Current and Deferred Expenses

Year ended December 31
	2019	2018
Current tax (recovery) expense

Current year (recovery) expense	$–	$–
Current income tax (recovery) expense	$–	$–

Deferred income tax (recovery) expense

Current year (recovery) expense	$–	$–
Deferred income tax (recovery) expense	$–	$–

Schedule of Reconciliation of Effective Tax Rate

	Year ended December 31
Reconciliation of effective tax rate	2019	2018

Net loss	$(69,193)	$(15,957)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(69,193)	(15,957)
Income tax recovery using the Company's domestic tax rate	(18,682)	(4,308)
Non-deductible expenses and other	1,375	(2,175)
Change in tax rates	–	–
Deferred income tax assets not recognized	17,307	6,483
	$–	$–

Schedule of Deferred Income Tax Assets (Liabilities)

The Company's domestic tax rate for the year was 27% (2018 – 27%).

	December 31	December 31
Deferred income tax assets (liabilities)	2019	2018
Tax losses	$2,342	$2,140
Net deferred income tax assets	2,342	2,140
Resource property/investment in Pebble Partnership	(2,342)	(2,140)
Equipment	–	–
Net deferred income tax liability	$–	$–

Schedule of Taxable Temporary Differences on Investments

The Group had the following temporary differences at December 31, 2019 in respect of which no deferred tax asset has been recognized:

		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	6,159
After five years	238,056	–	–
No expiry date	–	93,512	65
Total	$238,056	$93,512	$6,224